Dividends on ordinary shares (Narrative) (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	[1]	Dec. 31, 2018	[1]
Repurchase of shares		£ 1,056	£ 2,668		£ 3,582
Intention to initiate
Repurchase of shares	£ 700
Ordinary share capital
Dividends approved, per share		£ 0.01
Par value per share		£ 0.25
Ordinary shares in issue		17,359
Ordinary share capital | Full year dividend payment
Dividends approved, per share		£ 0.01

[1]

2019 and 2018 comparative figures have been restated to make the cash flow statement more relevant following a review of the disclosure and the accounting policies applied. Amendments have been made to the classification of cash collateral reported within cash and cash equivalents and to the presentation of items within net cash flows from operating and investing activities. Footnotes b and c below quantify the impact of the changes to the respective cash flow categories in prior periods and provide further detail .